Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets
Schedule of goodwill and intangible assets

	December 31,	December 31,
	2019	2018
Identifiable intangibles on acquisition of Intermeccanica	$524,067	$529,067
Goodwill on acquisition of Intermeccanica	699,844	699,844
Other intangibles	15,220	10,212
	$1,239,131	$1,239,123